787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

July 24, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:         Credit Suisse Trust

Securities Act File No. 333-159509

Investment Company Act File No. 811-07261

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Credit Suisse Trust (the “Trust”) hereby certifies that the definitive forms of Prospectus/Proxy Statement and Statement of Additional Information for each of the U.S. Equity Flex I Portfolio, the U.S. Equity Flex II Portfolio, the U.S. Equity Flex III Portfolio and the U.S. Equity Flex IV Portfolio, each a series of the Trust, dated July 24, 2009, do not differ from the forms of Prospectus/Proxy Statement and Statement of Additional Information contained in Post-Effective Amendment No. 1 to the Registration Statement of the Trust on Form N-14 (the “Amendment”) electronically filed with the Securities and Exchange Commission on July 23, 2009.  The Amendment became effective on July 23, 2009.

If you have any questions regarding this certification, please do not hesitate to contact me at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck
Elliot J. Gluck

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh